LANDMARKSM FUNDS

October 25, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                    Rule 24f-2 Notice
                    LANDMARK MULTI-STATE TAX FREE FUNDS (the "Trust") (File No. 33-44749)

Gentlemen:

The following information is filed pursuant to Rule 24f-
2(b)(1) under the Investment Company Act of 1940:

(1) This Notice is filed for the Trust's fiscal year which ended on August 31, 1995;

(2) No Shares of Beneficial Interest (without par value) ("Shares") of Landmark California Tax Free Reserves, a series of the Trust, had been registered under the Securities Act of 1933, as amended, at the beginning of such fiscal year other than pursuant to Rule 24f-2;

(3) The Trust did not register any Shares during such fiscal year other than pursuant to Rule 24f-2;

(4)  During such fiscal year the Trust sold 163,071,202.22
     Shares1/; and

(5)  During such fiscal year the Trust sold 163,071,202.22
     Shares in reliance upon registration pursuant to Rule 24f-
     2.

We also enclose an opinion of Bingham, Dana & Gould, counsel to the Trust, as required by Rule 24f-2(b)(1).

Please call the undersigned at (617) 423-1679 if there are any questions concerning this Notice.

Very truly yours,



Barbara M. O'Dette
Assistant Treasurer

Enclosures

cc:     Messrs. Coolidge
                Joseph
_______________________________

      1/The basis for the calculation of the fee specified in Rule 24f-2(c) was calculated as follows:

The actual aggregate sale price for Shares
    sold pursuant to Rule 24f-2
    during the Trust's fiscal year
    ended August 31, 1995
							$163,071,202.22
less the difference
    between the actual aggregate
    redemption price for Shares
    redeemed during such fiscal year,
					$165,350,381.69
   and
    the actual aggregate redemption
    price for Shares redeemed during
					$      0.00
    such fiscal year which were
    previously applied by the
    Trust pursuant to Rule 24e-2(a) 			$165,350,381.69


							$  (2,279,179.47)